INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

6.    INVESTMENTS

Long-term Investments

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$
Carrying amount of equity investments without readily determinable fair value	7,670	5,058
Carrying amount of equity method investments	2,380	2,991
Carrying amount of long-term investments	10,050	8,049

6.    INVESTMENTS (continued)

Long-term Investments (Continued)

Equity investments without readily determinable fair value

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of the Group’s equity investments measured using the measurement alternative was US$9,543, net of US$1,873 in accumulated impairment and US$9,181, net of US$4,123 in accumulated impairment as of December 31, 2021 and 2022, respectively. The Group recognized an impairment of nil, nil and US$2,250 for the years ended December 31, 2020, 2021 and 2022, respectively. Impairment charges for the year ended December 31, 2022 included in the net loss consisted of impairment on equity investment in PTE (Hong Kong) LTD of US$1,000 and impairment on equity investment in Cheerful Interactive Limited of US$1,250.

Equity method investments

Investments were classified as equity method investments as the Group has significant influence over the entities. The net operating income (loss) from equity method investments from continuing operations recognized for the years ended December 31, 2020, 2021 and 2022 were US$(1,865), US$(1,184) and US$164, respectively. The net operating income (loss) from equity method investments included in net loss from discontinued operations recognized for the years ended December 31, 2020, 2021 and 2022 were US$299, US$(399) and nil, respectively. The Group recognized an impairment of US$4,787, nil and nil in Loto Interactive for the years ended December 31, 2020, 2021 and 2022, respectively.